(LOSS) INCOME PER SHARE - Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ 13,129	$ 13,317	$ 999
Change in fair value of convertible promissory notes			14,591
Adjusted net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net (loss) / income per ordinary share -diluted	$ 13,129	$ 13,317	$ (13,592)
Denominator:
Weighted average number of shares used in calculating net (loss) / income per ordinary share -basic	224,306,117	220,419,544	137,588,401
Weighted average number of shares used in calculating net loss per ordinary share -diluted	226,568,979	225,904,549	223,517,833
Net income per ordinary share - basic	$ 0.06	$ 0.06	$ 0.01
Net loss per ordinary share-diluted	$ 0.06	$ 0.06	$ (0.06)